UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 13, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:  $262,776

List of Other Included Managers:

None

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
FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  22666     664200   SH         SOLE        50000       614200
Ametek, Inc.                         COM   031100100  10883     596350   SH         SOLE        44000       552350
Atwood Oceanics, Inc.                COM   050095108   9953     331775   SH         SOLE        18000       313775
Cathay Bancorp                       COM   149150104  11084     294597   SH         SOLE        25100       269497
Chateau Communities                  COM   161739107  17588     639572   SH         SOLE        48500       591072
Dover Downs Entertainment, Inc.      COM   260086103   4283     276300   SH         SOLE                    276300
Eastern Utilities Assoc.             COM   277173100   2432      85900   SH         SOLE         6600        79300
Equity Office Properties Trust       COM   294741103   7483     294900   SH         SOLE        22000       272900
Federal Home Loan Mtg. Corp.         COM   313400301  17934     312924   SH         SOLE        23000       289924
First Data Corporation               COM   319963104  12849     300550   SH         SOLE        16400       284150
GBC Bancorp                          COM   361475106   3180     212000   SH         SOLE                    212000
Helmerich & Payne, Inc.              COM   423452101    227      10000   SH         SOLE                     10000
International Speedway Corp.'B       COM   460335102   4062      77000   SH         SOLE         7500        69500
Leucadia National Corp.              COM   527288104   3068     101412   SH         SOLE                    101412
Littelfuse, Inc.                     COM   537008104   9508     517450   SH         SOLE        35000       482450
Mercury General Corp.                COM   589400100  13099     375600   SH         SOLE        31000       344600
Mestek, Inc.                         COM   590829107   6766     356125   SH         SOLE        33300       322825
National Golf Properties, Inc.       COM   63623G109  20893     949675   SH         SOLE        65500       884175
New South Africa Fd., Inc.           COM   64880R101    640      64000   SH         SOLE        20000        44000
Penske Motorsports, Inc.             COM   709598106  13510     383275   SH         SOLE        33900       349375
Post Properties, Inc.                COM   737464107   6945     191575   SH         SOLE        14600       176975
Sun Communities                      COM   866674104   7737     243685   SH         SOLE        17700       225985
Superior National Insurance          COM   868224106   2277     119850   SH         SOLE         5000       114850
Valassis Communications, Inc.        COM   918866104  19943     385375   SH         SOLE        27000       358375
Wells Fargo & Co.                    COM   949740104   5778     164800   SH         SOLE         9000       155800